SCHEDULE OF LONG-TERM INVESTMENTS, NET (Details) - USD ($)	Dec. 31, 2025	Feb. 14, 2025	Jan. 31, 2025	Dec. 31, 2024	Feb. 29, 2024
S T Meng Pte. Ltd.	$ 1,875,000
Share of loss from equity investment	(159,220)
Foreign currency translation	(2,640)
Equity method investment, net	1,713,140
Investment A	100,444			100,444
Less: accumulated impairment losses	(100,444)
Equity method investment				100,444
Total	$ 1,713,140			$ 100,444
ST Meng Pte Ltd [Member]
Ownership interest	21.00%	21.00%	21.00%
Non-marketable equity securities [Member]
Ownership interest	4.00%			4.00%	4.00%